Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS US TREASURY INTERMEDIATE TERM FUND
Central Index Key	dei_EntityCentralIndexKey	0000779131
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 29, 2012
DREYFUS US TREASURY INTERMEDIATE TERM FUND (Prospectus Summary) | DREYFUS US TREASURY INTERMEDIATE TERM FUND | DREYFUS US TREASURY INTERMEDIATE TERM FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRGIX
DREYFUS US TREASURY LONG TERM FUND (Prospectus Summary) | DREYFUS US TREASURY LONG TERM FUND | DREYFUS US TREASURY LONG TERM FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRGBX

DREYFUS US TREASURY INTERMEDIATE TERM FUND (Prospectus Summary) | DREYFUS US TREASURY INTERMEDIATE TERM FUND
Fund Summary
Investment Objective
The fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DREYFUS US TREASURY INTERMEDIATE TERM FUND
Management fees	[1]	0.30%
Other expenses (including shareholder services fees)		0.39%
Total annual fund operating expenses	[1]	0.69%
[1]	Management fees and Total annual fund operating expenses have been restated to reflect a new Management Agreement with The Dreyfus Corporation, effective July 1, 2012, which provides for a reduced management fee payable by the fund of .30%. All of the services provided under the prior Management Agreement remain unchanged.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
DREYFUS US TREASURY INTERMEDIATE TERM FUND	70	221	384	859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
120.54% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities. The fund also may invest in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including inflation-indexed bonds), and may enter into repurchase agreements. Although the fund may invest in or have investment exposure to individual bonds of any remaining maturity, under normal market conditions, the fund maintains an effective duration between 2.5 and 6 years, and a dollar-weighted average portfolio maturity between 3 and 10 years.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The
U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

o U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

o Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.
The bar chart shows changes in the performance of the fund's shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q4, 2008: 6.74% Worst Quarter Q2, 2004: -2.66%
After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
DREYFUS US TREASURY INTERMEDIATE TERM FUND	Fund returns before taxes	5.83%	5.68%	4.61%
DREYFUS US TREASURY INTERMEDIATE TERM FUND After Taxes on Distributions	Fund returns after taxes on distributions	4.89%	4.47%	3.31%
DREYFUS US TREASURY INTERMEDIATE TERM FUND After Taxes on Distributions and Sales	Fund returns after taxes on distributions and sale of fund shares	3.84%	4.16%	3.18%
DREYFUS US TREASURY INTERMEDIATE TERM FUND BofA Merrill Lynch Governments, U.S. Treasury Intermediate Term Index	BofA Merrill Lynch Governments, U.S. Treasury Intermediate Term Index reflects no deduction for fees, expenses or taxes	6.76%	6.06%	4.83%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 1, 2012
DREYFUS US TREASURY INTERMEDIATE TERM FUND (Prospectus Summary) | DREYFUS US TREASURY INTERMEDIATE TERM FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return, consisting of capital appreciation and current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
		120.54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.54%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities. The fund also may invest in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including inflation-indexed bonds), and may enter into repurchase agreements. Although the fund may invest in or have investment exposure to individual bonds of any remaining maturity, under normal market conditions, the fund maintains an effective duration between 2.5 and 6
		years, and a dollar-weighted average portfolio maturity between 3 and 10 years.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The
U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

o U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

o Repurchase agreement counterparty risk. The risk that a counterparty in a
		repurchase agreement could fail to honor the terms of its agreement.
Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
		www.dreyfus.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's shares from year to year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q4, 2008: 6.74% Worst Quarter Q2, 2004: -2.66%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or
		individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11)
DREYFUS US TREASURY INTERMEDIATE TERM FUND (Prospectus Summary) | DREYFUS US TREASURY INTERMEDIATE TERM FUND | BofA Merrill Lynch Governments, U.S. Treasury Intermediate Term Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch Governments, U.S. Treasury Intermediate Term Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.83%
DREYFUS US TREASURY INTERMEDIATE TERM FUND (Prospectus Summary) | DREYFUS US TREASURY INTERMEDIATE TERM FUND | DREYFUS US TREASURY INTERMEDIATE TERM FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.30%	[1]
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	859
Annual Return 2002	rr_AnnualReturn2002	8.59%
Annual Return 2003	rr_AnnualReturn2003	3.17%
Annual Return 2004	rr_AnnualReturn2004	0.81%
Annual Return 2005	rr_AnnualReturn2005	2.32%
Annual Return 2006	rr_AnnualReturn2006	3.09%
Annual Return 2007	rr_AnnualReturn2007	8.22%
Annual Return 2008	rr_AnnualReturn2008	11.11%
Annual Return 2009	rr_AnnualReturn2009	(1.06%)
Annual Return 2010	rr_AnnualReturn2010	4.68%
Annual Return 2011	rr_AnnualReturn2011	5.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.66%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.61%
DREYFUS US TREASURY INTERMEDIATE TERM FUND (Prospectus Summary) | DREYFUS US TREASURY INTERMEDIATE TERM FUND | DREYFUS US TREASURY INTERMEDIATE TERM FUND | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.31%
DREYFUS US TREASURY INTERMEDIATE TERM FUND (Prospectus Summary) | DREYFUS US TREASURY INTERMEDIATE TERM FUND | DREYFUS US TREASURY INTERMEDIATE TERM FUND | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.18%

[1]	Management fees and Total annual fund operating expenses have been restated to reflect a new Management Agreement with The Dreyfus Corporation, effective July 1, 2012, which provides for a reduced management fee payable by the fund of .30%. All of the services provided under the prior Management Agreement remain unchanged.

DREYFUS US TREASURY LONG TERM FUND (Prospectus Summary) | DREYFUS US TREASURY LONG TERM FUND
Fund Summary
Investment Objective
The fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DREYFUS US TREASURY LONG TERM FUND
Management fees	[1]	0.30%
Other expenses (including shareholder services fees)		0.46%
Total annual fund operating expenses	[1]	0.76%
[1]	Management fees and Total annual fund operating expenses have been restated to reflect a new Management Agreement with The Dreyfus Corporation, effective July 1, 2012, which provides for a reduced management fee payable by the fund of 0.30%. All of the services provided under the prior Management Agreement remain unchanged.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
DREYFUS US TREASURY LONG TERM FUND	78	243	422	942

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 90.58% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities. The fund also may invest in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including inflation-indexed bonds), and may enter into repurchase agreements. Although the fund may invest in or have investment exposure to individual bonds of any remaining maturity, under normal market conditions, the fund maintains an effective duration of 7.5 years or more, and a dollar-weighted average portfolio maturity of 10 years or more.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The
U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

o U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

o Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.
The bar chart shows changes in the performance of the fund's shares from year to year.
Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q3, 2011: 23.81% Worst Quarter Q4, 2010: -8.43%
After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (as of 12/31/11)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
DREYFUS US TREASURY LONG TERM FUND	Fund returns before taxes	29.32%	10.42%	7.82%
DREYFUS US TREASURY LONG TERM FUND After Taxes on Distributions	Fund returns after taxes on distributions	26.82%	8.65%	6.12%
DREYFUS US TREASURY LONG TERM FUND After Taxes on Distributions and Sales	Fund returns after taxes on distributions and sale of fund shares	19.30%	7.94%	5.74%
DREYFUS US TREASURY LONG TERM FUND BofA Merrill Lynch Governments, U.S. Treasury Long Term Index	BofA Merrill Lynch Governments, U.S. Treasury Long Term Index reflects no deduction for fees, expenses or taxes	29.06%	10.90%	8.89%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 1, 2012
DREYFUS US TREASURY LONG TERM FUND (Prospectus Summary) | DREYFUS US TREASURY LONG TERM FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return, consisting of capital appreciation and current income.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover
		rate was 90.58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.58%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on
		these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities. The fund also may invest in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including inflation-indexed bonds), and may enter into repurchase agreements. Although the fund may invest in or have investment exposure to individual bonds of any remaining maturity, under normal market conditions, the fund maintains an effective duration of 7.5 years or
		more, and a dollar-weighted average portfolio maturity of 10 years or more.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Inflation-indexed security risk. Interest payments on inflation-indexed securities can be unpredictable and will vary as the principal and/or interest is periodically adjusted based on the rate of inflation. If the index measuring inflation falls, the interest payable on these securities will be reduced. The
U.S. Treasury has guaranteed that in the event of a drop in prices, it would repay the par amount of its inflation-indexed securities. Inflation-indexed securities issued by corporations generally do not guarantee repayment of principal. Any increase in the principal amount of an inflation-indexed security will be considered taxable ordinary income, even though investors do not receive their principal until maturity. As a result, the fund may be required to make annual distributions to shareholders that exceed the cash the fund received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed security is adjusted downward due to deflation, amounts previously distributed may be characterized in some circumstances as a return of capital.

o U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

o Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the
U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

o Repurchase agreement counterparty risk. The risk that a counterparty in a
		repurchase agreement could fail to honor the terms of its agreement.
Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
		www.dreyfus.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's shares from year to year.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q3, 2011: 23.81% Worst Quarter Q4, 2010: -8.43%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or
		individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11)
DREYFUS US TREASURY LONG TERM FUND (Prospectus Summary) | DREYFUS US TREASURY LONG TERM FUND | BofA Merrill Lynch Governments, U.S. Treasury Long Term Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch Governments, U.S. Treasury Long Term Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.89%
DREYFUS US TREASURY LONG TERM FUND (Prospectus Summary) | DREYFUS US TREASURY LONG TERM FUND | DREYFUS US TREASURY LONG TERM FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.30%	[1]
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	942
Annual Return 2002	rr_AnnualReturn2002	11.43%
Annual Return 2003	rr_AnnualReturn2003	4.47%
Annual Return 2004	rr_AnnualReturn2004	3.87%
Annual Return 2005	rr_AnnualReturn2005	5.62%
Annual Return 2006	rr_AnnualReturn2006	1.29%
Annual Return 2007	rr_AnnualReturn2007	10.38%
Annual Return 2008	rr_AnnualReturn2008	21.59%
Annual Return 2009	rr_AnnualReturn2009	(13.11%)
Annual Return 2010	rr_AnnualReturn2010	8.85%
Annual Return 2011	rr_AnnualReturn2011	29.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.43%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.82%
DREYFUS US TREASURY LONG TERM FUND (Prospectus Summary) | DREYFUS US TREASURY LONG TERM FUND | DREYFUS US TREASURY LONG TERM FUND | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.12%
DREYFUS US TREASURY LONG TERM FUND (Prospectus Summary) | DREYFUS US TREASURY LONG TERM FUND | DREYFUS US TREASURY LONG TERM FUND | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Fund returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.74%

[1]	Management fees and Total annual fund operating expenses have been restated to reflect a new Management Agreement with The Dreyfus Corporation, effective July 1, 2012, which provides for a reduced management fee payable by the fund of 0.30%. All of the services provided under the prior Management Agreement remain unchanged.